Accrued Expenses and Other Liabilities (Details)	6 Months Ended
Dec. 31, 2024 USD ($)
Accrued Expenses and Other Liabilities [Abstract]
Promissory notes	$ 3,125,000
Aggregate principal amount	3,125,000
Outstanding aggregate principal	$ 2,915,000
VAT rate percentage	6.00%